Share Based Compensation - Summary of LTV Share-Settled Programs (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance fulfilment Percentage			200.00%
Compensation cost	kr 645.0	kr 876.0
Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation cost	32.6	9.9
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation cost	kr 18.4	kr 6.1